Offsets	Aug. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-275151
Initial Filing Date	Aug. 25, 2026
Fee Offset Claimed	$ 138.10
Explanation for Claimed Amount	An initial pricing supplement was filed and a fee of $276.20 was paid on August 25, 2026.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORP /DC/
Form or Filing Type	S-3
File Number	333-275151
Filing Date	Aug. 25, 2026
Fee Paid with Fee Offset Source	$ 276.20
Offset Note	An initial pricing supplement was filed and a fee of $276.20 was paid on August 25, 2026.